Other Current Assets - Net - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Probable loss CNY	Dec. 31, 2011 Probable loss CNY	Dec. 31, 2013 Advances to suppliers USD ($)	Dec. 31, 2013 Advances to suppliers CNY	Dec. 31, 2012 Advances to suppliers CNY
Other Assets, Current [Line Items]
Other receivables - net	$ 5,540,000	33,544,000	20,064,000			$ 17,262,831	104,504,000	104,504,000
Provision for receivable				50,048,000	54,456,000